Leases - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 ft²	Dec. 31, 2019 item	Dec. 31, 2024	Oct. 24, 2023 ft²
Lessee Lease Description
Term of leases			36 months
Operating lease Weighted average discount rate	11.80%		11.90%
Finance lease weighted average remaining term	1 year 4 months 24 days
Sixth amendment to lease
Lessee Lease Description
Area of land				20,257
Remaining Premises | Sixth amendment to lease
Lessee Lease Description
Area of land				27,532
Corporate Headquarters Lease
Lessee Lease Description
Area of office space leased	47,789
Lease Expiration Date	Sep. 01, 2024
Option to extend lease	true
Term of optional lease renewal	5 years
Laboratory Facilities Lease
Lessee Lease Description
Area of office space leased	25,017
Term of optional lease renewal	5 years
New Camarillo Lease
Lessee Lease Description
Lease Expiration Date	May 01, 2027
Option to extend lease	true
Vehicle Lease
Lessee Lease Description
Number of vehicles leased | item		50